UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:     1
                                                  -------
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Credit Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-13614
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:




       /s/PETER W. MAY             New York, New York             5/16/11
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other  reporting  manager(s).)




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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   6
                                               -------------

Form 13F Information Table Entry Total:              3
                                               -------------

Form 13F Information Table Value Total:           $ 7,712
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-13613                      Trian Credit Partners GP, L.P.

     05     28-12039                      Trian Fund Management, L.P.

     06     28-12040                      Trian Fund Management GP, LLC




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                                               FORM 13F INFORMATION TABLE
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



COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------      --------   --------            --------          --------      --------        --------
                                                   VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                   ----------------
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED   NONE
--------------         --------------   -----     --------     -------    ---  ----    ----------     --------   ----  ------   ----

KAR Auction
   Svcs Inc.               COM        48238T109   2,732        198,000    SH            Defined       1,2,3,4,5,6     198,000

Lin TV Corp.               CL A       532774106   3,030        571,700    SH            Defined       1,2,3,4,5,6     571,700

United States Oil Fund LP  Units      91232N108   1,950         50,000    SH            Defined       1,2,3,4,5,6      50,000

